FAIR VALUE MEASUREMENTS (Details Narrative) - Lamf Global Ventures Corp I [Member] - USD ($)	1 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets held in the trust account			$ 262,000,174
Common Class A [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Withdraw of interest income from the trust account	$ 235,015,086
US Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets held in the trust account		$ 32,178,652	$ 261,998,590